RESTRICTED SHARE UNITS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($) Shares shares	Dec. 31, 2024 CAD ($) Shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase to RSU reserve	$ 5,356,050	$ 496,500
Number of RSU's settled | shares	1,390,000	840,000
Restricted share units ("RSUs") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued | Shares	2,854,800	800,000
Weighted average fair value of instruments granted	$ 6.33	$ 0.75
Share based compensation expense (recovery)	8,865,439	(79,939)
Increase to RSU reserve	$ 5,356,050	$ 496,500
Number of RSU's settled | shares	1,390,000	840,000